Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Basis of preparation of the financial statements
A.	Basis of preparation of the financial statements

The consolidated financial statements of Camtek and its subsidiaries (collectively “the Company”) have been prepared in accordance with accounting principles generally accepted in United States of America (“US GAAP”).  All amounts in the notes to the financial statements are in thousands unless otherwise stated.

Principles of consolidation
B.	Principles of consolidation

The accompanying consolidated financial statements include the accounts of Camtek and its subsidiaries. All material intercompany balances and transactions have been eliminated in consolidation.

Use of estimates
C.	Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. As applicable to these financial statements, the most significant estimates and assumptions relate to revenue recognition, valuation of accounts receivable, acquired intangible assets and inventories. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances.

Foreign currency transactions
D.	Foreign currency transactions

The functional currency of Camtek and its subsidiaries is the U.S. Dollar. Revenue generated by Camtek and its subsidiaries is primarily generated outside of Israel and a majority thereof is received in U.S. Dollars. A significant portion of materials and components purchased and operating expenses incurred are either paid for in U.S. Dollars or in New Israeli Shekels (“NIS”).

Transactions not denominated in U.S. Dollars are recorded upon their initial recognition according to the exchange rate in effect on the date of the transaction. Exchange rate differences arising upon the settlement of monetary items or upon reporting the Company’s monetary items at exchange rates different from that by which they were initially recorded during the period, or reported in previous financial statements, are charged to financial income (expenses), net.

Cash and cash equivalents
E.	Cash and cash equivalents
All highly liquid investments purchased with original maturities of three months or less are considered to be cash equivalents.
Short-term deposits
F.	Short-term deposits

Short-term deposits are bank deposits in US Dollars with an original maturity of more than three months and remaining term at the balance sheet date of no more than twelve months. As of December 31, 2024 the average annual interest rate was 5.96% (2023 – 5.81%).

Marketable Securities
G.	Marketable Securities

The Company accounts for marketable securities in accordance with ASC Topic 320, “Investments – Debt Securities”. The Company’s investments in marketable securities consist of high-grade treasury, corporate and municipal bonds.

Investments in marketable securities are classified as available for sale at the time of purchase. Available for sale securities are carried at fair value based on quoted market prices, with unrealized gains and losses, reported in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains and losses on sales of marketable securities, are included in financial income (expenses), net. The amortized cost of marketable securities is adjusted for amortization of premium and accretion of discount to maturity, both of which, together with interest, are included in financial income (expenses), net.

The Company classifies its marketable securities as either short term or long term based on each instrument’s underlying contractual maturity date. Marketable securities with maturities of 12 months or less are classified as short-term and marketable securities with maturities greater than 12 months are classified as long-term.

The Company accounts for credit losses in accordance with ASU 2016-13, Topic 326 “Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments”. The guidance requires the Company to determine whether a decline in fair value below the amortized cost basis of an available for sale debt security is due to credit related factors or noncredit related factors. A credit related impairment should be recognized as an allowance on the balance sheet with a corresponding adjustment to earnings, however, if the Company intends to sell an impaired available for sale debt security or more likely than not would be required to sell such a security before recovering its amortized cost basis, the entire impairment amount would be recognized in earnings with a corresponding adjustment to the security’s amortized cost basis.

The Company did not recognize an allowance for credit losses on marketable securities as there were no expected credit losses for the year ended December 31, 2024 and 2023.

Trade accounts receivable and allowance for doubtful accounts
H.	Trade accounts receivable and allowance for doubtful accounts

Trade accounts receivables are recorded and carried at the original invoiced amount less an allowance for any potential uncollectible amounts, in accordance with ASC 326. The Company makes estimates of expected credit losses based upon its assessment of various factors, including historical experience, the age of the trade receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers.

Inventories
I.	Inventories

Inventories consist of completed systems, partially completed systems and components and other raw materials, and are recorded at the lower of cost or net realizable value. Cost is determined by the moving – average cost method basis.

Inventory write-downs are recorded at the end of each fiscal period for damaged, obsolete, excess and slow-moving inventory. These write-downs, to the lower of cost or net realizable value, create a new cost basis that is not subsequently marked up based on changes in underlying facts and circumstances.

Management periodically evaluates its inventory composition, giving consideration to factors such as changes to product demands due to uncertain industry related market conditions and technological changes, the probability and timing of anticipated usage and the physical condition of the items, and then estimates a charge (reducing the inventory) to be provided for slow moving, technological obsolete or damaged inventory. These estimates could vary significantly from actual use based upon future economic conditions, customer inventory levels or competitive factors that were not foreseen or did not exist when the inventory write-downs were established.

Spare parts included in inventory that are not expected to be converted or consumed within the next year are classified as non-current, based on Management’s estimates taking into account market conditions.

Property, plant and equipment
J.	Property, plant and equipment

These assets are stated at cost less accumulated depreciation and are depreciated over their estimated useful lives on a straight-line basis.

Annual rates of depreciation are as follows:

Land	1%
Building	2%
Machinery and equipment	10% - 33%
Computer equipment and software	20% - 33%
Office furniture and equipment	6% - 20%
Automobiles	15%

Leasehold improvements are amortized by the straight-line method over the shorter of the lease term or the estimated useful economic life of such improvements.

Certain of the Company’s finished goods are systems used as demonstration systems, training systems, and for product development in the Company’s laboratories (“internal use”). These systems are identical to the systems that Camtek sells in its ordinary course of business. In circumstances where the Company intends to utilize such systems for its internal use, the Company transfers them from inventory to fixed assets. The rationale for the transfer is that the Company does not have the intention to sell these systems in the ordinary course of business but rather expects to use them for its internal use over their expected useful lives. These systems are recorded as fixed assets at cost and depreciated over their useful lives.

Business Combinations
K.	Business Combinations

The Company accounted for business combination in accordance with ASC 805, "Business Combinations" ("ASC 805"). Under ASU 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business (“2017-01”), the Company first determines whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets. If this threshold is met, the single asset or group of assets, as applicable, is not a business.

ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings.

When the Company acquires a business, the purchase price is allocated to the tangible and identifiable intangible assets, net of liabilities assumed. Any residual purchase price is recorded as goodwill. The allocation of the purchase price requires management to make significant estimates in determining the fair values of assets acquired and liabilities assumed, especially with respect to intangible assets. The Company uses the Discounted Cash Flow Method to assign fair values to acquired identifiable intangible assets. These estimates can include, but are not limited to, the cash flows that an asset is expected to generate in the future, forecasted future revenue, forecasted operating results, discount rates and the appropriate weighted-average cost of capital. These estimates are inherently uncertain and unpredictable.

These models are based on reasonable estimates and assumptions given available facts and circumstances, including industry estimates and averages, as of the acquisition dates and are consistent with the plans and estimates of management.

During the measurement period, which may be up to one year from the acquisition date, adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed may be recorded, with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the Company’s consolidated statements of income.

Intangible assets
L.	Intangible assets

Patent registration costs are recorded at cost and amortized on a straight-line basis, beginning with the first year of utilization, over its expected useful life of ten years.

Intangible assets purchased as part of the FRT acquisition (See Note 3) are recorded at their fair value and amortized based on their estimated revenue producing life span.

Goodwill
M.	Goodwill

Goodwill has been recorded as a result of the acquisition of FRT (See Note 3). Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and identifiable intangible assets acquired, and related liabilities.

Goodwill is carried at cost and is not amortized, but rather is subject to an impairment test, in accordance with ASC 350, “Intangibles – Goodwill and Other”, at least annually, or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. The Company performs the test in the third quarter each year. ASC 350 allows the Company to first perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying value prior to performing the quantitative goodwill impairment test. The Company operates in one operating segment, and this segment comprises its only reporting unit. The Company compared the value of its net assets to its market cap and found there was no impairment to the carrying value.

Any excess of the carrying value of the reporting unit over its fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to the fair value of the reporting unit.

Impairment of long-lived assets
N.	Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to undiscounted future cash flows expected to be generated by the asset.  If the carrying amount of the long-lived asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized to the extent that the asset’s carrying amount exceeds its fair value. In 2024 and 2023, no impairment was noted.

Fair values of financial instruments
O.	Fair values of financial instruments

The carrying amounts of the Company’s financial instruments, including cash and cash equivalents, short-term deposits, trade accounts receivable, trade accounts payable and amounts from related parties approximate fair value because of their short-term nature.

Revenue recognition
P.	Revenue recognition

The Company’s contracts with its customers include performance obligations to provide its products or to service the installed products. A product sale contract may include an extended warranty (that is, for longer than the twelve-month standard warranty) as well as installation, both of which are considered separate performance obligations. For such arrangements, the Company allocates revenue to each performance obligation based on its relative standalone selling price. The Company generally determines standalone selling prices based on the prices charged to customers.

The Company recognizes revenue from contracts for sales of products at the point of time when the Company transfers control of the product to the customer. The transfer in control event is generally determined based on shipping terms. Shipping and handling costs are included in selling, general and administrative expenses.

Revenues from the contract are recognized in an amount that reflects the consideration the Company expects to be entitled to receive once the control of the product had been transferred to the customer and signed documentation of the arrangement, such as a signed contract or purchase order, has been received. Payment terms with customers may vary but are generally based on milestones within the delivery process such as shipping and installation. Payment terms do not include significant financing components.

The Company does not incur costs in obtaining a contract except for agents’ commissions, which are incurred upon the recognition of revenues. Since revenues are recognized over a period of less than a year, sales commissions are not required to be capitalized.

Service revenues consist mainly of contracts charged under time and material arrangements. Service revenues from maintenance contracts are recognized ratably over the contract period.

The Company records contract liabilities when the customer has been billed in advance of the Company completing its performance obligations. These amounts are recorded as deferred revenue in the Consolidated Balance Sheets.

	Year Ended December 31,
	2024	2023
	U.S. Dollars (in thousands)
Beginning of year	13,993	9,567
Deferral of revenue	16,170	8,934
Recognition of deferred revenue	(7,731)	(4,508)

Balance at end of year	22,432	13,993

Warranty
Q.	Warranty

The Company records a liability for standard product warranty obligations at the time of sale based upon historical warranty experience. The term of the warranty is generally twelve months.

Income taxes
R.	Income taxes

The Company accounts for income taxes in accordance with the asset and liability method whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws expected to apply to taxable income in the years in which the deferred tax asset or liability is expected to be recovered or settled. The Company includes the foreign currency transaction gains or losses that result from re-measuring deferred taxes in income tax expense. If necessary, the Company reduces deferred tax assets with a valuation allowance to the amount that is more likely than not to be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely to be realized. Changes in recognition or measurement are reflected in the period in which the change occurs. The Company recognizes interest and penalties related to unrecognized tax benefits as a component of income tax expenses.

The Company may incur an additional tax liability in the event of intercompany dividend distributions by some of its subsidiaries. Such additional tax liability in respect of other non-Israeli subsidiaries has not been provided for in these consolidated financial statement as it is the Company’s policy permanently to reinvest the subsidiaries’ earnings and to consider distributing dividends only when this can be facilitated in connection with a specific tax or other opportunity that may arise.

Tax liabilities which would apply in the event of disposal of investments in non-Israeli subsidiaries have not been taken into account in computing the deferred taxes, as it is the Company’s intention to hold, and not to realize, these investments.

Research and development
S.	Research and development

Research and development costs, which consist primarily of salaries, materials consumption and costs associated with subcontracting certain development efforts, are expensed as incurred.

Earnings per ordinary share
T.	Earnings per ordinary share

Basic earnings per ordinary share are calculated using only weighted average ordinary shares outstanding. Diluted earnings per share, if relevant, give effect to dilutive potential ordinary shares outstanding during the year.  Such dilutive shares consist of incremental shares, using the treasury stock method, from the assumed exercise of equity awards.

The Company’s convertible notes are included in the calculation of diluted Earnings Per Share (“EPS”) if the assumed conversion into common shares is dilutive, using the “if-converted” method. This involves adding back the periodic non-cash interest expense net of tax associated with the Notes to the numerator and by adding the shares that would be issued in an assumed conversion (regardless of whether the conversion option is in or out of the money) to the denominator for the purposes of calculating diluted EPS, unless the Notes are antidilutive (See also Note 2Y).

Share-based compensation
U.	Share-based compensation

The Company accounts for its employee share-based compensation as an expense in the financial statements. All awards are equity classified and therefore such cost is measured at the grant date fair value of the award. The Company estimates share option grant date fair value using the Black-Scholes-Merton option-pricing model. Forfeitures are recognized when they occur. The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date (For details see Note 16B).

Fair value measurements
V.	Fair value measurements

The Company implements the provisions of ASC Topic 820 "Fair Value Measurements and Disclosures" ("ASC 820"). ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy provides the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which an asset or liability is classified is based on the lowest level input that is significant to the fair value measurement in its entirety.

Contingent liabilities
W.	Contingent liabilities

A contingency (provision) is an existing condition or situation involving uncertainty as to the range of possible loss to the entity.

A provision for claims is recognized if it is probable (likely to occur) that a liability has been incurred and the amount can be estimated reasonably.

Leases
X.	Leases

Under Topic 842, the Company determines if an arrangement is a lease at inception. Rights of use (“ROU”) assets and lease liabilities are recognized at commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. As most of the Company's leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company's incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be (6.0% in 2024). The Company's lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options. When determining the probability of exercising such options, the Company considers contract-based, asset-based, entity-based, and market-based factors. For lease agreements, the Company has elected the practical expedient to account for the lease and non-lease maintenance components as a single lease component. Therefore, for those leases, the lease payments used to measure the lease liability include all of the fixed consideration in the contract. The Company's lease agreements generally do not contain any residual value guarantees or restrictive covenants.

Operating lease ROU assets consist mainly of vehicles and real estate and are presented as property, plant and equipment on the consolidated balance sheet. The current portion of operating lease liabilities is included in other current liabilities and the long-term portion is presented within long-term liabilities on the consolidated balance sheet.

For operating leases, the ROU asset is subsequently measured throughout the lease term at the carrying amount of the lease liability, plus initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

ROU assets for operating leases are periodically reduced by impairment losses. The Company uses the long-lived assets impairment guidance in ASC Subtopic 360-10, Property, Plant, and Equipment – Overall, to determine whether an ROU asset is impaired, and if so, the amount of the impairment loss to recognize. See Note 2N.

Finance lease ROU assets consist of real estate at a German subsidiary, for which a purchase option is reasonably certain to be exercised, and are presented as property, plant and equipment on the consolidated balance sheet. The asset is depreciated over the expected useful life of the asset. The carrying amount of the liability includes the present value of future lease payments and the exercise price of the option.

Convertible Notes
Y.	Convertible Notes

The Company accounts for its convertible notes in accordance with ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (Topic 470-20). The Notes are accounted for as a single liability measured at its amortized cost, as no other embedded features require bifurcation and recognition as derivatives.

The transaction costs are amortized on a straight-line basis along the lifetime of the Notes.

Recently Adopted Accounting Pronouncements
Z.	Recently Adopted Accounting Pronouncements

In November 2023, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (ASU) 2023-07, Segment Reporting: Improvements to Reportable Segment Disclosures, which requires disclosure of incremental segment information on an interim and annual basis. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal periods beginning after December 15, 2024, and requires retrospective application to all prior periods presented in the financial statements. The Company adopted annual and interim requirements under ASU 2023-07 on January 1, 2024 and 2025, respectively. The adoption of ASU 2023-07 did not have a material impact on the Company's consolidated financial statements. See Note 18— Segments and Entity-Wide Information.

New Accounting Pronouncements
AA.	New Accounting Pronouncements

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosure. The standard requires to disclose additional information in tax rate reconciliation table about federal, state and foreign income taxes and to provide more details about the reconciling items in some categories. The standard will become effective for fiscal years beginning after December 15, 2024. The Company is still assessing the presentational impact of the adoption of this standard on its consolidated financial statements. It expects considerable changes to the income tax footnote.

In November 2024, the FASB issued ASU 2024-03 “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”, which requires disclosure about the types of costs and expenses included in certain expense captions presented on the income statement. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027, with early adoption permitted, and may be applied either prospectively or retrospectively. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements disclosures.